                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 1999.

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Check here if Amendment [_]; Amendment Number:
                                               -----
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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--------------------------------------------------------------------------------
Institutional Investment Manager Filing this Report:
Name:     Richard L. Grubman
Address:  c/o Highfields Capital Management LP, 200 Clarendon Street,
          51st Floor, Boston, MA  02117
--------------------------------------------------------------------------------
13F File Number 28-7616
                   --------------------------

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

  Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500
Signature, Place and Date of Signing
/s/ Kenneth H. Colburn   Boston, Massachusetts   May 14, 1999

Report Type (Check only one.)

[X]  13F Holdings Report

[_]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  None

I am signing this report as required by the Securities Exchange Act of 1934.

                                                                 SEC 1685 (5/91)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:    86
                                         -----

Form 13F Information Table Value Total:  $1,878,760 (x 1000)
                                          ----------

List of Other Included Managers:
     Jonathon S. Jacobson (File Number 28-7618)
       Mr. Grubman, Mr. Jacobson and Highfields Capital Management LP share investment discretion with respect to the reported securities.

===============================================================================
FORM 13F

Page 3 of 3          Name of Reporting Manager    Richard L. Grubman
                                               ------------------------
================================================================================

                                                                          ITEM 5:
                                                                    --------------------
                                                          ITEM 4:   SHARES OR              ITEM 6:    ITEM 7:          ITEM 8:
   ITEM 1:                          ITEM 2:     ITEM 3:   VALUE     PRINCIPAL  SH/  PUT/  INVESTMENT   OTHER    --VOTING AUTHORITY--
NAME OF ISSUER                  TITLE OF CLASS  CUSIP #   (X$1000)  AMOUNT     PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                       COM             001957109  39392       493554  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                       COM             001957109   3991        50000  SH   CALL     OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
AIR TOUCH COMMUNICATIONS INC    COM             00949T100  90905       940800  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN AXLE MFG HOLDINGS      COM             024061103   6322       521400  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
AUTO DESK                       COM             052769106   2743        67831  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE                  COM             02364J104  36500       250000  SH   PUT      OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
AXOGEN LTD HLDG                 COM             G0690R108   5805       186500  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
BALLY TOTAL FITNESS HLDG CORP   COM             05873K108  10788       451850  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
BIOMATRIX                       COM             09060P102    686         8799  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
BP AMOCO PLC                    SPONSORED ADR   055622104  26350       261049  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
CAMPBELL RESOURCES INC          COM             134422104    334      1120000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
CHEMFIRST INC                   COM             16361A106   9588       408000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
CHUBB CORP                      COM             171232101   1728        29500  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
CITY INVESTING CO LIQUID TRUST  UNIT BEN INT    177900107    752       586900  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
CLOROX CO                       COM             189054109   4824        41161  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
CONCENTRA MANAGED CARE INC      COM             20589T103   4795       330700  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
CVS CORP                        COM             126650100 107740      2268200  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
DATA TRANSMISSION NETWRK CORP   COM             238017107  11825       495300  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP              COM             247025109  12263       300000  SH   PUT      OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP              COM             247025109  20438       500000  SH   PUT      OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
EL PASO ELECTRIC CO             COM             283677854  43871      5753600  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
EL PASO ENERGY CORP             COM             283905107  11937       365200  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
ELAN PLC                        WT EXP 123101   284131703  12640       300500  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
EXCITE INC                      COM             300904109  12068        86200  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL MOGUL CORP              COM             313549107  28685       667100  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
FRONTIER CORPORATION            COM             35906P105   3113        60000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL INDUSTRIAL TECH INC      COM             379335102   5250       500000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN STATE BANCORP            WT EXP 000000   381197136   2901       599000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
GTECH HOLDINGS CORP             COM             400518106   6457       264900  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
IXC COMMUNICATIONS              COM             450713102  64449      1404890  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
IXC COMMUNICATIONS              COM             450713102   2294        50000  SH   CALL     OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
INTELLIGENT POLYMERS LTD        UNIT EXP 093000 45815V200   4200       150000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
IRVINE APARTMENT CMNTYS INC     COM             463606103   8692       264400  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT J RAY SA              COM             P64658100  38393      1285130  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
KONINKLIJKE PHILIPS ELECTRS NV  SPONSORED ADR   500472105  78588       953300  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
LAKES GAMING INC                COM             51206P109   4727       577349  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
LASER MORTGAGE MANAGEMENT INC   COM             51806D100  17813      3275900  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
LEARNING CO INC                 COM             522008101  47374      1633600  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS          COM             52729N100  17475       240000  SH   PUT      OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS          COM             52729N100   4551        62500  SH   PUT      OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
LEVEL ONE COMM INC              COM             527295109  18050       371200  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC      WT B EXP 060300 53220K116    625       198172  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
LUCASVARITY PLC                 SPONSORED ADR   549395101  37486       810500  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC.        COM             549463107  22493       417500  SH   PUT      OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
MACK CALI REALTY CORP           COM             554489104  15877       540500  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC              COM             580037109  15333       605750  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
McKESSON HBOC INC               COM             58155Q103   1207        18294  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
MEDPARTNERS INC                 COM             58503X107  24147      5083600  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
MOBIL CORP                      COM             607059102  32734       371972  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
MONY GROUP INC                  COM             615337102  21778       875500  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER & CO COM             617446448  25924       259400  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER & CO COM             617446448   7995        80000  SH CALL       OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
MORTON INTL INC                 COM             619335102  43810      1192100  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
NATL AUSTRALIA BK LTD           CAP UTS EXCHBL  632525309   7828       250000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
NEWELL RUBBERMAID INC           COM             651229106   1877        39510  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
PARK PLACE ENTERTAINMENT        COM             700690100  96095     12706820  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
PEDIATRIX MEDICAL GROUP         COM             705324101  16819       598000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
PICTURETEL CORP                 COM             720035302  12869      1838400  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
PIONEER HI-BRED INTL INC        COM             723686101  19941       530000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
PLATINUM TECHNOLOGY INTL INC    COM             72764T101   7398       293000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
POWERHOUSE TECHNOLOGIES INC     COM             739323103   8668       504300  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
PULITZER INC                    COM             745769109   4044       100000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
QWST COMMUNICATIONS INTL INC    COM             749121109  23130       320000  SH   PUT      OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
QWST COMMUNICATIONS INTL INC    COM             749121109   5783        80000  SH   PUT      OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
REYNOLDS METALS CO              COM             761763101 176737      3658200  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH ANNUITY & LIFE HLDGS   COM             G7885T104   4657       477600  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
SHAW COMM INC                   CL B CONV       82028K200  32291      1003200  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
SHELL TRANSPORT & TRADING       ADR             822703609  21450       528000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
SPX CORP                        COM             784635104  17290       342800  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
ST JOE COMPANY                  COM             790148100  44016      1815100  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
SUNDSTRAND CORP                 COM             867323107  14456       208000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
SUNTRUST BKS INC                COM             867914103    299         4800  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
TELECOM ITALIA SPA              SPONS ADR ORD   87927W106   4697        45000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
TELESPECTRUM WORLD WIDE INC     COM             87951U109  15076      1760700  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
TRAMMELL CROW CO                COM             89288R106  14338       775000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
TRANSAMERICA CORP               COM             893485102  93060      1310700  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
UGI CORP                        COM             902681105  18567      1112600  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
UNION CAMP CORP                 COM             905530101  51377       765400  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
VALUEVISION INTL INC            CL A            92047K107  11027       895600  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
WADDELL & REED FINANCIAL INC    CL A            930059100   6634       323588  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
WADDELL & REED FINANCIAL INC    CL B            930059209  40720      2048788  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
WESTCORP                        COM             957907108   1815       234200  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
WHITTAKER CORP                  COM             966680407    219        10000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
XYLAN CORP                      COM             984151100   5522       150000  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
YPF SOCIEDAD ANONIMA            SPONS ADR       984245100   8727       276500  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------
ZENECA GROUP PLC                SPONS ADR       98934D106  10627       225800  SH            OTHER       01              x
------------------------------------------------------------------------------------------------------------------------------------

Note 1


                      RESOLUTION OF THE MANAGING MEMBERS

                             AUTHORIZATION TO SIGN
                              REGULATORY REPORTS

    The undersigned, being the Managing Members of Highfields Associates LLC and Highfields GP LLC , the general partner of Highfields Capital Management LP, each a Delaware limited liability company (the "Companies"), recognizing the need for the prompt preparation and execution of reports required by various regulatory authorities, do hereby adopt the following resolution and consent to the actions to be taken thereby:

    RESOLVED, that Kenneth H. Colburn ("Colburn") is authorized to sign on behalf of the Companies, or on behalf of each of the undersigned in his individual capacity, all reports, applications, filings and correspondence in connection with reporting requirements ("Regulatory Reports") of any and all federal regulatory authorities, including the Commodity Futures Trading Commission, the Securities and Exchange Commission and the Interstate Commerce Commission, and of any and all foreign, state, United States territorial and local regulatory authorities. Regulatory reports do not include any documents specifically required to be signed by one or both of the Managing Members or a chief executive officer of the Companies, or agreements, consents or authorizations to act on behalf of the Companies. However, Colburn is authorized to sign any resolution or consent appearing on any Regulatory Report with respect to appointing the signatory thereof.

                                      /s/ Jonathon S. Jacobson
                                      ---------------------------
                                      Jonathon S. Jacobson
                                      Managing Member


                                      /s/ Richard L. Grubman
                                      ---------------------------
                                      Richard L. Grubman
                                      Managing Member

                                      Date:  May 14, 1999